UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3221

Fidelity Charles Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2007

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Global Balanced Fund

July 31, 2007

1.804837.103

GBL-QTLY-0907

Investments July 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 59.6%
	Shares	Value
Argentina - 0.1%
Cresud S.A.C.I.F. y A. sponsored ADR	16,200	$ 321,408
Australia - 3.9%
AMP Ltd.	106,385	911,999
ASX Ltd.	22,989	960,893
Babcock & Brown Ltd.	24,300	583,737
BHP Billiton Ltd.	34,034	1,085,342
Computershare Ltd.	99,800	849,595
CSL Ltd.	28,500	2,160,264
Macquarie Bank Ltd.	12,500	878,780
McGuigan Simeon Wines Ltd. (a)	122,200	211,389
National Australia Bank Ltd.	27,327	893,278
Publishing & Broadcasting Ltd.	51,900	819,076
QBE Insurance Group Ltd.	33,400	853,000
Sunland Group Ltd.	217,195	736,629
United Group Ltd.	63,300	1,003,304
Woolworths Ltd.	38,600	897,650
Wotif.com Holdings Ltd.	21,680	108,631
TOTAL AUSTRALIA		12,953,567
Austria - 0.2%
voestalpine AG	6,000	508,452
Belgium - 0.2%
InBev SA	7,000	568,673
Bermuda - 0.6%
Allied World Assurance Co. Holdings Ltd.	7,500	355,875
Aquarius Platinum Ltd. (United Kingdom)	16,500	490,370
Endurance Specialty Holdings Ltd.	10,500	392,700
SeaDrill Ltd. (a)	30,600	623,413
TOTAL BERMUDA		1,862,358
Canada - 0.7%
Cameco Corp.	9,100	369,392
Canadian Natural Resources Ltd.	10,500	720,638
Potash Corp. of Saskatchewan, Inc.	8,900	718,586
Suncor Energy, Inc.	6,500	587,724
TOTAL CANADA		2,396,340
Cyprus - 0.2%
Bank of Cyprus Public Co. Ltd.	41,700	734,935
Finland - 0.4%
Metso Corp.	9,600	617,400
Nokia Corp. sponsored ADR	26,900	770,416
TOTAL FINLAND		1,387,816
France - 3.5%
Alcatel-Lucent SA sponsored ADR	39,700	460,520
Alstom SA	8,000	1,464,682

	Shares	Value
AXA SA	25,900	$ 1,014,248
Bouygues SA	6,400	517,915
Business Objects SA (a)	8,700	391,502
Cap Gemini SA	7,700	513,118
Eutelsat Communications	14,600	331,633
Groupe Danone	11,800	843,656
Icade SA	7,068	478,933
LVMH Moet Hennessy - Louis Vuitton	5,800	656,819
Pinault Printemps-Redoute SA	2,900	510,035
Remy Cointreau SA	6,000	439,405
Societe Generale Series A	5,900	1,026,600
Suez SA (France)	11,800	629,230
Total SA sponsored ADR	12,000	943,320
Veolia Environnement	8,212	612,298
Vinci SA	8,400	610,109
TOTAL FRANCE		11,444,023
Germany - 3.6%
Adidas-Salomon AG	8,900	545,832
Allianz AG (Reg.)	4,900	1,038,804
Arcandor AG (a)	17,900	551,838
Bayer AG	11,000	778,473
Continental AG	3,600	522,212
DaimlerChrysler AG	5,400	490,050
E.ON AG	8,100	1,271,624
Hochtief AG	4,800	488,731
Lanxess AG	10,300	559,532
Linde AG	4,300	511,076
MAN AG	5,600	820,835
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	4,600	798,383
RWE AG	7,300	780,437
Siemens AG:
(Reg.)	9,400	1,190,327
sponsored ADR	4,300	544,509
SolarWorld AG	11,200	545,282
Wacker Chemie AG	2,200	543,372
TOTAL GERMANY		11,981,317
Greece - 0.4%
Bank of Piraeus	17,950	648,434
Cosmote Mobile Telecommunications SA	16,700	505,474
TOTAL GREECE		1,153,908
Hong Kong - 0.9%
Hang Seng Bank Ltd.	64,700	1,019,567
Hong Kong Exchanges & Clearing Ltd.	64,500	1,052,509
Li & Fung Ltd.	266,000	921,687
TOTAL HONG KONG		2,993,763
Common Stocks - continued
	Shares	Value
India - 0.3%
Bharat Heavy Electricals Ltd.	8,607	$ 370,065
Jain Irrigation Systems Ltd.	21,501	282,766
Larsen & Toubro Ltd.	5,701	369,920
TOTAL INDIA		1,022,751
Ireland - 0.3%
Anglo Irish Bank Corp. PLC	14,300	268,073
CRH PLC	11,000	494,453
Smurfit Kappa Group plc	16,400	384,862
TOTAL IRELAND		1,147,388
Italy - 0.9%
Buzzi Unicem SpA	13,100	406,368
IFIL Finanziaria di Partecipazioni SpA	5,836	62,392
Intesa Sanpaolo SpA	121,800	930,824
Prysmian SpA	7,200	197,239
Unicredito Italiano SpA	100,000	858,366
Valentino Fashion Group SpA	7,400	351,770
TOTAL ITALY		2,806,959
Japan - 7.9%
ABC-Mart, Inc.	7,600	188,914
Aeon Mall Co. Ltd.	5,300	158,533
Asahi Glass Co. Ltd.	44,000	589,105
Atlus Co. Ltd. (a)	26,700	135,152
Canon, Inc.	13,900	737,812
Chugoku Marine Paints Ltd.	9,000	118,128
Daihen Corp.	26,000	146,112
Daiichi Sankyo Co. Ltd.	10,100	279,072
Eagle Industry Co. Ltd.	33,000	492,754
East Japan Railway Co.	53	393,098
Fuji Machine Manufacturing Co. Ltd.	6,300	144,512
Fujitsu Ltd.	44,000	290,420
Hitachi Software Engineerng Co. Ltd.	9,700	222,538
Ibiden Co. Ltd.	11,500	843,126
Japan Securities Finance Co. Ltd.	15,400	208,777
Kandenko Co. Ltd. (f)	45,000	264,594
Komatsu Ltd.	28,000	883,709
Konica Minolta Holdings, Inc.	52,000	768,810
Kuraray Co. Ltd.	24,000	275,944
Lawson, Inc.	8,000	275,070
Maeda Road Construction Co. Ltd.	35,000	316,180
Makita Corp.	9,300	429,735
Marui Co. Ltd.	10,300	116,283
Millea Holdings, Inc.	2,300	90,965
Mitsubishi Corp.	16,400	484,307
Mitsui & Co. Ltd.	34,000	799,018
Mitsui Engineering & Shipbuilding Co.	24,000	130,728
Mitsui Mining & Smelting Co. Ltd.	50,000	240,178
Mitsui O.S.K. Lines Ltd.	66,000	1,030,369
Mizuho Financial Group, Inc.	227	1,598,786

	Shares	Value
Murata Manufacturing Co. Ltd.	4,300	$ 321,267
Namco Bandai Holdings, Inc.	8,600	134,753
Nichicon Corp.	28,600	447,928
Nintendo Co. Ltd.	4,800	2,352,000
Nippon Oil Corp.	35,000	311,615
Nippon Paint Co. Ltd. (f)	25,000	126,322
Nippon Steel Corp.	70,000	526,520
Nippon Suisan Kaisha Co. Ltd.	16,000	89,988
Nomura Holdings, Inc.	8,100	153,657
NSK Ltd.	30,000	287,408
Okinawa Cellular Telephone Co.	83	221,795
Osaka Securities Exchange Co. Ltd.	18	75,426
Sankei Building Co. Ltd. (f)	25,900	248,750
Shin-Etsu Chemical Co. Ltd.	10,100	745,778
Sumco Corp.	6,400	328,580
Sumitomo Electric Industries Ltd.	18,400	300,073
Sumitomo Metal Industries Ltd.	110,000	633,441
Sumitomo Mitsui Financial Group, Inc.	82	741,054
Sumitomo Trust & Banking Co. Ltd.	1,000	8,443
T&D Holdings, Inc.	4,750	310,637
Takeda Pharamaceutical Co. Ltd.	18,800	1,224,657
Tamron Co. Ltd.	9,300	282,544
The Sumitomo Warehouse Co. Ltd.	25,000	154,054
TIS, Inc.	7,500	169,722
Toho Zinc Co. Ltd.	11,000	104,838
Tohokushinsha Film Corp.	11,500	116,011
Tokai Carbon Co. Ltd.	73,000	798,638
Tokyo Tomin Bank Ltd.	2,900	100,569
Toyoda Gosei Co. Ltd.	3,800	120,632
Toyota Motor Corp.	26,900	1,622,474
Uni-Charm Corp.	2,700	146,970
Yamaha Motor Co. Ltd.	6,900	194,166
TOTAL JAPAN		26,053,439
Luxembourg - 0.2%
Acergy SA	23,900	633,350
Netherlands - 0.8%
Arcelor Mittal Class A	15,000	938,620
Koninklijke Ahold NV (a)	36,500	462,092
Nutreco Holding NV	6,483	485,688
SBM Offshore NV	14,200	589,135
TomTom Group BV (a)(f)	4,700	307,092
TOTAL NETHERLANDS		2,782,627
Netherlands Antilles - 0.2%
Schlumberger Ltd. (NY Shares)	7,500	710,400
Norway - 0.5%
Marine Harvest ASA (a)	478,000	604,389
Petroleum Geo-Services ASA	19,700	473,776
Telenor ASA	26,200	481,631
TOTAL NORWAY		1,559,796
Common Stocks - continued
	Shares	Value
Philippines - 0.0%
Vista Land & Lifescapes, Inc.	295,000	$ 40,936
Singapore - 1.2%
DBS Group Holdings Ltd.	56,000	853,298
Keppel Corp. Ltd.	114,000	1,015,172
Parkway Holdings Ltd.	156,000	401,319
Rickmers Maritime	690,000	760,092
Singapore Exchange Ltd.	138,000	901,187
TOTAL SINGAPORE		3,931,068
Spain - 0.4%
Banco Santander Central Hispano SA	36,500	695,231
Compania de Distribucion Integral Logista SA	1,800	140,393
Inditex SA	9,100	552,495
TOTAL SPAIN		1,388,119
Sweden - 0.6%
Atlas Copco AB (A Shares)	28,200	497,730
H&M Hennes & Mauritz AB (B Shares)	10,800	627,506
Investor AB (B Shares)	14,700	386,147
SSAB Svenskt Stal AB:
rights 8/23/07 (a)	8,200	24,187
(B Shares)	8,200	285,377
TOTAL SWEDEN		1,820,947
Switzerland - 4.0%
ABB Ltd.:
(Reg.)	39,084	961,242
sponsored ADR	158,600	3,817,502
Actelion Ltd. (Reg.) (a)	11,055	595,305
Credit Suisse Group (Reg.)	9,339	602,739
Julius Baer Holding AG (Bearer)	7,324	518,745
Lindt & Spruengli AG	20	585,185
Nestle SA (Reg.)	3,907	1,508,105
Pargesa Holding SA	2,976	328,190
Phonak Holding AG	5,240	508,518
Roche Holding AG (participation certificate)	11,025	1,964,680
SGS Societe Generale de Surveillance Holding SA (Reg.)	369	448,390
Swiss Life Holding	2,852	710,923
UBS AG (Reg.)	13,870	763,821
TOTAL SWITZERLAND		13,313,345
United Kingdom - 3.9%
3i Group plc	18,275	400,195
Barclays PLC	32,400	453,518
BG Group PLC	58,000	951,995
BP PLC	60,200	696,311
Burberry Group PLC	41,600	540,840
Clipper Windpower PLC (a)	8,900	129,087

	Shares	Value
GlaxoSmithKline PLC	27,400	$ 699,794
Gyrus Group PLC (a)	56,300	493,783
HSBC Holdings PLC sponsored ADR	7,300	680,068
Man Group plc	44,500	513,457
Next PLC	11,200	432,054
Reckitt Benckiser PLC	16,800	905,062
Royal Dutch Shell PLC Class A (United Kingdom)	68,900	2,702,694
Scottish & Southern Energy PLC	22,200	653,457
Tesco PLC	34,900	291,997
Vodafone Group PLC	178,300	541,139
Vodafone Group PLC sponsored ADR	33,400	1,013,690
Xstrata PLC	14,700	954,973
TOTAL UNITED KINGDOM		13,054,114
United States of America - 23.7%
Adobe Systems, Inc. (a)	9,700	390,813
AES Corp. (a)	39,800	782,070
Agilent Technologies, Inc. (a)	22,700	866,005
Allergan, Inc.	9,600	558,048
Amazon.com, Inc. (a)	6,000	471,240
American International Group, Inc.	18,787	1,205,750
American Superconductor Corp. (a)(f)	21,900	418,071
American Tower Corp. Class A (a)	33,200	1,383,112
Amphenol Corp. Class A	14,000	479,640
Amylin Pharmaceuticals, Inc. (a)	17,900	832,529
Apple, Inc. (a)	13,200	1,739,232
Applied Materials, Inc.	22,800	502,512
AT&T, Inc.	95,500	3,739,780
Avon Products, Inc.	58,600	2,110,186
Bank New York Mellon Corp.	9,900	421,245
Bear Stearns Companies, Inc.	3,600	436,392
BladeLogic, Inc.	300	7,725
C.R. Bard, Inc.	14,300	1,122,121
Casual Male Retail Group, Inc. (a)	83,400	852,348
Celgene Corp. (a)	10,000	605,600
Centex Corp.	4,300	160,433
Cerner Corp. (a)	22,840	1,207,551
Cisco Systems, Inc. (a)	64,150	1,854,577
Citigroup, Inc.	26,400	1,229,448
Coach, Inc. (a)	18,200	827,372
Cognizant Technology Solutions Corp. Class A (a)	26,900	2,178,362
Collagenex Pharmaceuticals, Inc. (a)	16,500	192,390
Commerce Bancorp, Inc.	12,300	411,435
Constellation Energy Group, Inc.	8,500	712,300
Countrywide Financial Corp.	9,628	271,221
Crocs, Inc. (a)	5,100	302,532
CyberSource Corp. (a)	45,100	519,101
Exelixis, Inc. (a)	16,900	163,761
Exxon Mobil Corp.	36,400	3,098,732
Fuel Tech, Inc. (a)(f)	53,175	1,487,305
Common Stocks - continued
	Shares	Value
United States of America - continued
General Dynamics Corp.	23,300	$ 1,830,448
General Growth Properties, Inc.	7,440	356,971
General Motors Corp.	8,800	285,120
Gilead Sciences, Inc. (a)	15,100	562,173
Google, Inc. Class A (sub. vtg.) (a)	4,100	2,091,000
Green Mountain Coffee Roasters, Inc. (a)	10,200	302,430
Greenhill & Co., Inc.	7,500	435,000
Hudson City Bancorp, Inc.	175,700	2,147,054
Inverness Medical Innovations, Inc. (a)	48,400	2,343,044
Itron, Inc. (a)	3,500	278,005
Janus Capital Group, Inc.	65,400	1,965,924
JCPenney Co., Inc.	16,650	1,132,866
KB Home	4,800	152,688
Lennar Corp. Class A	8,000	245,280
Macy's, Inc.	25,450	917,982
Mastercard, Inc. Class A	12,500	2,010,000
Merck & Co., Inc.	33,300	1,653,345
Molson Coors Brewing Co. Class B	9,300	827,142
Monsanto Co.	24,150	1,556,468
Morgan Stanley	14,400	919,728
National Oilwell Varco, Inc. (a)	11,500	1,381,265
Nordstrom, Inc.	12,300	585,234
Northern Trust Corp.	16,900	1,055,574
PepsiCo, Inc.	16,390	1,075,512
Petrohawk Energy Corp. (a)	26,400	395,736
PPL Corp.	13,400	631,676
Procter & Gamble Co.	29,700	1,837,242
Pulte Homes, Inc.	8,300	160,522
Quanta Services, Inc. (a)	20,800	591,344
Quicksilver Resources, Inc. (a)	6,350	267,462
Ralcorp Holdings, Inc. (a)	20,300	1,054,788
Raytheon Co. warrants 6/16/11 (a)	112	2,256
Ryland Group, Inc.	3,900	129,675
Service Corp. International	75,100	910,212
St. Jude Medical, Inc. (a)	11,700	504,738
State Street Corp.	10,800	723,924
Stewart Enterprises, Inc. Class A	149,300	1,046,593
Sun Microsystems, Inc. (a)	507,200	2,586,720
Time Warner, Inc.	80,900	1,558,134
Titanium Metals Corp. (a)	46,300	1,547,346
Tyson Foods, Inc. Class A	37,500	798,750
UDR, Inc.	9,800	226,282
Under Armour, Inc. Class A (sub. vtg.) (a)(f)	8,600	528,126
Unisys Corp. (a)	99,200	802,528
Valero Energy Corp.	21,700	1,454,117
Virgin Media, Inc.	14,165	351,859

	Shares	Value
Washington Group International, Inc. (a)	6,100	$ 489,952
Zoltek Companies, Inc. (a)	5,100	239,190
TOTAL UNITED STATES OF AMERICA		78,490,364
TOTAL COMMON STOCKS (Cost $175,146,149)		197,062,163
Nonconvertible Preferred Stocks - 0.2%

Germany - 0.1%
Porsche AG	100	183,132
Italy - 0.1%
Istituto Finanziario Industriale SpA (IFI) (a)	11,100	423,612
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $377,705)		606,744
Corporate Bonds - 9.8%
	Principal Amount (d)
Convertible Bonds - 0.1%
United Kingdom - 0.1%
Shire PLC 2.75% 5/9/14		$ 300,000	304,350
Nonconvertible Bonds - 9.7%
Australia - 0.0%
QBE Capital Funding II LP 6.797% (g)(j)		130,000	121,384
Bermuda - 0.2%
Northern Offshore Ltd. 9.86% 6/14/10 (g)(j)		100,000	101,500
Sea Production Ltd. 9.61% 2/14/12 (g)(j)		100,000	100,000
SeaDrill Ltd.:
5.64% 1/23/08 (g)(j)	NOK	1,500,000	256,699
6.14% 1/23/09 (g)(j)	NOK	1,500,000	256,700
TOTAL BERMUDA			714,899
British Virgin Islands - 0.0%
CEMEX SAB de CV 6.196% (j)		100,000	98,945
Cayman Islands - 0.3%
BBVA Bancomer SA (Cayman Islands) (Reg. S) 4.799% 5/17/17 (j)	EUR	275,000	369,372
Finans Capital Finance Ltd. (Reg. S) 9% 10/7/14 (e)		160,000	165,987
MUFG Capital Finance 5 Ltd. 6.299% (j)	GBP	100,000	192,611
PetroProd Ltd. 11.36% 1/12/12 (g)(j)		100,000	100,500
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Cayman Islands - continued
SMFG Finance Ltd. 6.164% (j)	GBP	75,000	$ 141,332
Vale Overseas Ltd. 6.875% 11/21/36		200,000	194,550
TOTAL CAYMAN ISLANDS			1,164,352
Cyprus - 0.1%
Colgrade Ltd. 8.25% 6/28/10		180,000	178,110
Mizuho Capital Investment Europe 1 Ltd. 5.02% (j)	EUR	100,000	134,564
TOTAL CYPRUS			312,674
France - 1.8%
Caisse d'Amort de la Dette Societe 4.125% 4/25/17	EUR	1,700,000	2,243,615
CMA CGM SA (Reg. S) 5.5% 5/16/12	EUR	125,000	159,755
Compagnie de St. Gobain 4.447% 4/11/12 (j)	EUR	175,000	239,124
Credit Agricole SA:
4.184% 9/30/08 (j)	EUR	1,500,000	2,051,909
4.255% 1/19/10 (j)	EUR	800,000	1,094,056
France Telecom SA 4.375% 2/21/12	EUR	100,000	133,893
TOTAL FRANCE			5,922,352
Germany - 0.4%
Bayer AG:
4.296% 4/10/10 (j)	EUR	200,000	272,986
5.625% 5/23/18	GBP	150,000	288,112
BayernLB Capital Trust I 6.2032% 3/29/49 (j)		250,000	234,890
Muenchener Rueckversicherungs-Gesellschaft AG 5.767% (j)	EUR	250,000	333,761
Wuerttembergische Lebens AG 5.375% 6/1/26 (j)	EUR	100,000	128,721
TOTAL GERMANY			1,258,470
Hong Kong - 0.2%
Chong Hing Bank Ltd. 6.29% 12/16/16 (j)		175,000	177,228
Dah Sing Bank Ltd. 6.11% 6/3/16 (j)		250,000	252,650
Wing Hang Bank Ltd. 6% (j)		260,000	251,656
TOTAL HONG KONG			681,534
India - 0.1%
Export-Import Bank of India 1.1944% 6/7/12 (j)	JPY	40,000,000	336,471
ICICI Bank Ltd. (Reg. S) 5.9% 1/12/10 (j)		125,000	125,125
TOTAL INDIA			461,596

		Principal Amount (d)	Value
Ireland - 0.4%
Ardagh Glass Group plc 10.75% 3/1/15 pay-in-kind	EUR	90,000	$ 119,026
JSC Vneshtorgbank 7% 4/13/09 (Issued by Dali Capital PLC for JSC Vneshtorgbank)	RUB	7,000,000	278,209
ROSBANK (OJSC JSCB) 8% 9/30/09 (Issued by Dali Capital PLC for ROSBANK (OJSC JSCB))	RUB	3,800,000	151,437
TransCapitalInvest Ltd. (Reg. S) 5.67% 3/5/14		400,000	385,400
VTB24 Capital PLC 6.18% 12/7/09 (j)		270,000	268,920
TOTAL IRELAND			1,202,992
Italy - 0.2%
Banca Italease SpA 4.213% 2/2/10 (j)	EUR	400,000	536,526
IFIL Finanziaria di Partecipazioni SpA 5.375% 6/12/17	EUR	150,000	200,634
TOTAL ITALY			737,160
Kazakhstan - 0.2%
Alliance Bank JSC 9% 6/27/08		360,000	358,380
ATF Bank JSC 8.875% 11/9/09		200,000	207,900
TOTAL KAZAKHSTAN			566,280
Korea (South) - 0.2%
GS Caltex Corp. (Reg. S) 5.5% 4/24/17		300,000	280,673
Hyundai Capital Services, Inc. 5.625% 1/24/12		200,000	197,600
Woori Bank (Reg. S) 6.208% 5/2/67 (j)		300,000	283,176
TOTAL KOREA (SOUTH)			761,449
Luxembourg - 0.7%
Fiat Finance & Trade Ltd. 5.625% 11/15/11	EUR	100,000	136,972
Gaz Capital SA (Luxembourg) 6.58% 10/31/13	GBP	100,000	197,702
Glencore Finance (Europe) SA:
6.5% 2/27/19	GBP	100,000	194,273
8%		450,000	439,470
ICB OJSC 6.2% 9/29/15 (Issued by Or-ICB for ICB OJSC) (j)		500,000	493,540
Lux-Development SA 6.1% 10/31/16 (e)	EUR	200,000	275,454
RBD Capital SA 6.5% 8/11/08		400,000	400,640
TNK-BP Finance SA 7.5% 7/18/16		250,000	264,115
TOTAL LUXEMBOURG			2,402,166
Malaysia - 0.1%
IOI Ventures (L) Bhd 5.25% 3/16/15		300,000	289,050
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Multi-National - 0.1%
WT Finance (Aust) Pty Ltd./Westfield Europe Finance PLC/WEA Finance 3.625% 6/27/12	EUR	200,000	$ 258,574
Netherlands - 0.9%
ALB Finance BV 8.75% 4/20/11		100,000	95,850
ASML Holding NV 5.75% 6/13/17	EUR	250,000	325,599
Asset Repackaging Trust Five BV 11.715% 12/21/11 pay-in-kind (j)	EUR	100,000	140,940
BOATS Investments (Netherlands) BV 11% 3/31/17 pay-in-kind	EUR	260,000	359,329
CRR BV 9% 9/21/07		200,000	200,000
Deutsche Telekom International Finance BV 4.5% 10/25/13	EUR	115,000	152,482
Eureko BV 5.125% (j)	EUR	200,000	259,740
Intergas Finance BV (Reg. S) 6.375% 5/14/17		300,000	286,650
Media Nusantara Citra BV 10.75% 9/12/11		148,958	159,907
SABIC Europe BV 4.5% 11/28/13	EUR	200,000	259,165
Siemens Financieringsmaatschap NV 6.125% 9/14/66 (j)	GBP	150,000	286,336
TuranAlem Finance BV 6.25% 9/27/11	EUR	250,000	319,852
TOTAL NETHERLANDS			2,845,850
Norway - 1.0%
Africa Offshore Services AS 11.36% 6/29/12 (j)		100,000	97,000
Aker Floating Production ASA 8.14% 7/3/08 (j)		100,000	100,040
DDI Holding AS:
9.3% 1/19/12 (i)		100,000	103,566
10.08% 3/15/12 (g)(j)		100,000	103,000
DP Producer AS 11.36% 12/5/11 (g)(j)		100,000	98,000
Kommunalbanken AS 5.125% 5/30/12		1,900,000	1,896,200
MPF Corp. (Norway) AS 12.11% 9/20/11 (g)(j)		100,000	97,000
OffRig Drilling ASA 9.75% 4/27/11 (g)		100,000	103,750
ProdJack AS:
11.25% 2/22/13 (g)		100,000	99,500
11.25% 3/8/13 (g)		100,000	99,500
Sevan Marine ASA 9.25% 12/20/11 (g)		100,000	102,750
Sinvest ASA 10.95% 12/22/09 (g)(j)	NOK	1,500,000	268,023
TOTAL NORWAY			3,168,329

		Principal Amount (d)	Value
Russia - 0.1%
Bank St. Petersburg 9.501% 11/25/09 (Issued by BSPB Finance PLC for Bank St. Petersburg)		$ 250,000	$ 251,625
Tyumen Oil Co. 11% 11/6/07		175,000	177,060
TOTAL RUSSIA			428,685
Spain - 0.1%
Santander Finance Preferred SA Unipersonal 7.005% (j)	GBP	100,000	201,007
Telefonica Emisiones SAU 5.888% 1/31/14	GBP	100,000	195,163
TOTAL SPAIN			396,170
United Arab Emirates - 0.1%
Abu Dhabi National Energy Co. Pjsc 6.5% 10/27/36		200,000	196,550
United Kingdom - 0.4%
Amlin PLC 6.5% 12/19/26 (j)	GBP	125,000	235,769
British Telecommunications plc 5.25% 6/23/14	EUR	200,000	274,174
Getin Finance PLC 6.036% 5/13/09 (j)	EUR	100,000	136,383
ICICI Bank UK PLC 5.98% 2/27/12 (j)		125,000	124,894
Novae Group plc 8.375% 4/27/17 (j)	GBP	50,000	101,377
Old Mutual plc 4.5% 1/18/17 (j)	EUR	150,000	197,720
Vodafone Group PLC 5.64% 2/27/12 (j)		160,000	159,800
TOTAL UNITED KINGDOM			1,230,117
United States of America - 2.1%
BA Covered Bond 4.125% 4/5/12	EUR	1,700,000	2,264,551
Banca Popolare di Lodi Investor Trust III 6.742% (j)	EUR	200,000	284,398
BSP Finance BV 10.75% 11/1/11		100,000	100,000
DaimlerChrysler NA Holding Corp. 4.375% 3/16/10	EUR	250,000	339,351
Embarq Corp. 7.082% 6/1/16		200,000	199,817
HSBC Finance Corp. 4.875% 5/30/17	EUR	350,000	468,865
Morgan Stanley 4.521% 7/20/12 (j)	EUR	430,000	576,564
Pemex Project Funding Master Trust (Reg. S) 5.5% 2/24/25	EUR	500,000	671,860
Residential Capital Corp. 6.375% 5/17/13	GBP	250,000	452,357
SLM Corp.:
4.295% 6/15/09 (j)	EUR	100,000	132,196
4.345% 12/15/10 (j)	EUR	200,000	258,561
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
United States of America - continued
UniCredito Italiano Capital Trust I 4.028% (j)	EUR	420,000	$ 507,696
WaMu Covered Bond Program 4.375% 5/19/14	EUR	550,000	731,520
TOTAL UNITED STATES OF AMERICA			6,987,736
TOTAL NONCONVERTIBLE BONDS			32,207,314
TOTAL CORPORATE BONDS (Cost $32,212,487)			32,511,664
Government Obligations - 19.4%

Belgium - 0.2%
Belgian Kingdom 4% 3/28/17	EUR	637,500	839,035
Canada - 0.7%
Canadian Government 5.25% 6/1/12	CAD	2,250,000	2,171,534
Finland - 1.2%
Finnish Government 3.875% 9/15/17	EUR	3,150,000	4,112,891
France - 0.6%
French Republic 5.5% 4/25/29	EUR	1,250,000	1,930,879
Germany - 5.5%
German Federal Republic:
3.75% 12/12/08	EUR	12,100,000	16,416,294
4% 4/13/12	EUR	700,000	944,914
4% 7/4/16	EUR	637,500	851,387
TOTAL GERMANY			18,212,595
Italy - 0.6%
Italian Republic 6% 5/1/31	EUR	1,210,000	1,918,083
Japan - 7.9%
Japan Government:
0.6752% 10/29/07	JPY	100,000,000	842,847
0.9% 11/20/20 (j)	JPY	125,000,000	1,009,897
1.3% 12/20/11	JPY	210,000,000	1,771,293
1.3% 3/20/15	JPY	900,000,000	7,417,887
1.5% 3/20/14	JPY	300,000,000	2,527,278
1.8% 3/20/16	JPY	660,000,000	5,613,942
2.5% 9/20/36	JPY	250,000,000	2,138,016
Real Return Bond 1.1% 12/10/16	JPY	572,572,000	4,738,622
TOTAL JAPAN			26,059,782

		Principal Amount (d)	Value
United Kingdom - 0.9%
United Kingdom, Great Britain & Northern Ireland:
4.25% 6/7/32	GBP	900,000	$ 1,715,548
5% 3/7/18	GBP	700,000	1,402,698
5% 3/7/25	GBP	20,000	40,956
TOTAL UNITED KINGDOM			3,159,202
United States of America - 1.8%
U.S. Treasury Inflation-Indexed Notes 2% 7/15/14		2,205,960	2,142,443
U.S. Treasury Notes:
3.375% 12/15/08		765,000	751,792
4.375% 8/15/12		185,000	183,294
4.625% 2/29/12		130,000	130,142
4.75% 5/31/12		120,000	120,731
5% 8/15/11		2,500,000	2,541,015
TOTAL UNITED STATES OF AMERICA			5,869,417
TOTAL GOVERNMENT OBLIGATIONS (Cost $64,030,908)			64,273,418
U.S. Government Agency - Mortgage Securities - 0.7%

Fannie Mae - 0.7%
6% 8/1/37 (h) (Cost $2,213,438)		2,250,000	2,231,465
Asset-Backed Securities - 0.7%

Bosphorus Financial Services Ltd. (Reg. S) 7.16% 2/15/12 (j)		250,000	251,250
Clock Finance BV Series 2007-1 Class B2, 4.256% 2/25/15 (j)	EUR	100,000	136,343
Holmes Master Issuer PLC Series 2006-1A Class 1C, 5.6% 7/15/40 (g)(j)		200,000	200,000
Mermaid Secured Finance Ltd. Series 2007-1:
Class C, 4.545% 1/30/40 (j)	EUR	50,000	68,418
Class D, 4.745% 1/30/40 (j)	EUR	100,000	136,835
Preferred Term Securities XII Ltd. 6.98% 12/24/33 (g)(j)		400,000	403,440
Preferred Term Securities XXIII Ltd. 5.56% 12/22/36 (g)(j)		396,570	395,777
Prime Bricks Series 2007-1:
Class B, 4.545% 1/30/40 (j)	EUR	50,000	68,418
Class C, 4.745% 1/30/40 (j)	EUR	50,000	68,418
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Promise K 2006-1 GmbH Series I 2006-1 Class D, 4.805% 3/20/17 (j)	EUR	100,000	$ 136,356
Provide Bricks Series 2007-1 Class B, 4.605% 1/30/40 (j)	EUR	200,000	273,670
Whinstone Capital Management Ltd. Series 2005-1X Class B1, 6.945% 10/25/45 (j)	GBP	155,670	317,493
TOTAL ASSET-BACKED SECURITIES (Cost $2,424,698)			2,456,418
Collateralized Mortgage Obligations - 0.2%

Private Sponsor - 0.2%
Arkle Master Issuer PLC floater Series 2007-1X Class 1C, 5.611% 2/17/52 (j)		200,000	200,000
Permanent Master Issuer PLC floater Series 2006-1 Class 2C, 5.76% 7/17/42 (j)		400,000	399,828
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $600,000)			599,828
Commercial Mortgage Securities - 0.4%

Ireland - 0.2%
European Property Capital Series 4 Class C, 5.9494% 7/20/14 (j)	GBP	41,701	84,743
German Residential Asset Note Distributor PLC Series 1 Class A, 4.461% 7/20/16 (j)	EUR	186,320	253,421
Rivoli Pan Europe PLC Series 2006-1 Class B 4.297% 8/3/18 (j)	EUR	100,000	136,342
TOTAL IRELAND			474,506
Japan - 0.1%
JLOC 37 LLC (Reg. S) Series X Class B1, 1.1507% 1/15/15 (j)	JPY	20,000,000	168,843
Netherlands - 0.0%
Skyline BV Series 2007-1 Class D, 5.013% 7/22/43 (j)	EUR	100,000	136,493
United Kingdom - 0.1%
Broadgate PLC 6.8013% 10/5/25 (j)	GBP	46,250	92,956
Canary Wharf Finance II plc Series 3MUK Class C2, 6.2244% 10/22/37 (j)	GBP	150,000	295,934
TOTAL UNITED KINGDOM			388,890
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $1,121,955)			1,168,732
Preferred Securities - 0.0%
		Principal Amount (d)	Value
Cayman Island - 0.0%
MUFG Capital Finance 1 Ltd. 6.346% (j) (Cost $175,000)		$ 175,000	$ 167,903
Supranational Obligations - 0.7%

European Investment Bank 4.75% 10/15/17 (Cost $2,285,503)	EUR	1,700,000	2,353,318
Money Market Funds - 5.1%
		Shares
Fidelity Cash Central Fund, 5.38% (b)		14,009,517	14,009,517
Fidelity Securities Lending Cash Central Fund, 5.39% (b)(c)		2,849,730	2,849,730
TOTAL MONEY MARKET FUNDS (Cost $16,859,247)			16,859,247
TOTAL INVESTMENT PORTFOLIO - 96.8% (Cost $297,447,090)			320,290,900
NET OTHER ASSETS - 3.2%			10,427,289
NET ASSETS - 100%			$ 330,718,189
Currency Abbreviations
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
NOK	-	Norwegian krone
RUB	-	Russian ruble
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f) Security or a portion of the security is on loan at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,907,523 or 0.9% of net assets.

(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $103,566 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
DDI Holding AS 9.3% 1/19/12	3/22/07	$ 103,375
(j) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 476,551
Fidelity Securities Lending Cash Central Fund	38,282
Total	$ 514,833
Income Tax Information

At July 31, 2007, the aggregate cost of investment securities for income tax purposes was $297,681,392. Net unrealized appreciation aggregated $22,609,508, of which $29,608,411 related to appreciated investment securities and $6,998,903 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Charles Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Charles Street Trust

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	September 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	September 28, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	September 28, 2007